Sep. 28, 2018
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Multistate Trust IV
     Prospectus dated September 28, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.